SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF CURRENCY EXCHANGE RATES
	December 31,
	2023	2024
SGD to US$ Year End	0.7580	0.7320
SGD to US$ Average Rate	0.7447	0.7483

SCHEDULE OF ESTIMATED USEFUL LIVES

Category	Estimated useful lives

Land use right	Over the lease term
Leasehold buildings	30 years
Leasehold improvements	5 years
Plant and machinery	5 to 10 years
Equipment, furniture and fittings	1-5 years